EFFECT OF THE CHANGE IN PRESENTATION CURRENCY (Tables)	12 Months Ended
Dec. 31, 2022
Effect Of Change In Presentation Currency
Schedule of Currency change

	For the year ended	December 31, 2020
	USD	CAD
	$	$

Revenue
Bus sales	16,247	21,666
Other	3,307	4,403
	19,554	26,069

Cost of sales	(16,977)	(22,727)

Gross margin	2,577	3,342

Expenses
Sales and administration	4,522	6,035
Stock-based compensation	738	963
Amortization	480	643
Interest and finance costs	545	730
Foreign exchange loss (gain)	(548)	(725)

Expenses	5,737	7,646

Loss before taxes	(3,160)	(4,304)

Current income tax expense	76	98

Net loss	(3,236)	(4,402)

Loss per share
Basic & diluted	(0.13)	(0.17)

Weighted average number of common
shares outstanding
Basic & diluted	25,759,134	25,759,134

	For the year ended	December 31, 2020
	USD	CAD
	$	$

Net loss	(3,236)	(4,402)

Other comprehensive loss
Items that may be reclassified subsequently to net loss

Exchange differences on translation of foreign operations	282	(3)

Total other comprehensive income (loss)	282	(3)
Total comprehensive loss	(2,954)	(4,405)